Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 214,048	$ 182,049
Time deposits with less than three months maturity date	4,100	9,700
Cash and cash equivalents	$ 218,148	$ 191,749	$ 221,581	$ 336,024